INVENTORY	12 Months Ended
Dec. 31, 2021
Disclosure Inventory Abstract
INVENTORY

7.	INVENTORY

	December 31, 2021	December 31, 2020
	$	$
Finished goods	6,472	23,226
Work in progress - buses	41	109
Parts for resale	2,903	2,281
Total Inventory	9,416	25,616

As at December 31, 2021 and December 31, 2020, work in progress – buses consists of the cost of buses still being manufactured. Finished goods inventory consisted of the costs of assembled buses, as well as freight and other costs incurred directly by the Company in compiling inventory. All inventory is part of the general security agreement to secure the credit facility described in Note 10.

During the year ended December 31, 2021, the Company recognized $31,914 as the cost of inventory included as an expense in cost of sales (December 31, 2020: $13,834).